                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: April 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



MORGAN STANLEY HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

      NUMBER OF
        SHARES                                                                                            VALUE
-----------------------                                                                            ---------------------

                            COMMON STOCKS (96.1%)
                            Biotechnology (36.7%)
               817,350      Alnylam Pharmaceuticals, Inc. *                                        $          6,367,157
               318,190      Amgen Inc. *                                                                     18,521,840
               224,200      Amylin Pharmaceuticals, Inc. *                                                    3,811,400
               397,500      Celgene Corp. *                                                                  15,069,225
                14,170      CuraGen Corp. *                                                                      43,927
               404,000      Encysive Pharmaceuticals, Inc. *                                                  3,943,040
               160,200      Eyetech Pharmaceuticals Inc. *                                                    3,682,998
               319,510      Genentech, Inc. *                                                                22,666,039
               173,800      Gen-Probe Inc. *                                                                  8,723,022
               246,500      Genzyme Corp. *                                                                  14,447,365
               398,000      Gilead Sciences, Inc. *                                                          14,765,800
               526,900      GTx, Inc. *                                                                       4,715,755
               113,350      ImClone Systems, Inc. *                                                           3,610,198
               601,800      Incyte Corp. *                                                                    3,935,772
               288,500      MedImmune, Inc. *                                                                 7,319,245
               340,600      Memory Pharmaceuticals Corp. *                                                      732,290
               340,600      MGI Pharma, Inc. *                                                                7,510,230
               116,800      Neurocrine Biosciences, Inc. *                                                    4,083,328
               103,400      OSI Pharmaceuticals Inc. *                                                        4,894,439
               278,900      Protein Design Labs, Inc. *                                                       4,986,732
               247,800      Serono SA (ADR) (Switzerland)                                                     3,949,932
                                                                                                   ---------------------
                                                                                                            157,779,734
                                                                                                   ---------------------
                            Electronic Equipment/Instruments (1.2%)
               204,200      Thermo Electron Corp. *                                                           5,100,916
                                                                                                   ---------------------

                            Hospital/Nursing Management (1.8%)
               141,400      HCA, Inc.                                                                         7,895,776
                                                                                                   ---------------------

                            Managed Health Care (7.0%)
               177,600      Caremark Rx, Inc. *                                                               7,112,880
               167,064      UnitedHealth Group, Inc.                                                         15,789,219
               131,600      WellChoice, Inc. *                                                                7,395,920
                                                                                                   ---------------------
                                                                                                             30,298,019
                                                                                                   ---------------------
                            Medical Specialties (14.2%)
               212,600      Applera Corp. - Applied Biosystems Group                                          4,507,120
               106,500      Bard (C.R.), Inc.                                                                 7,579,605
               248,500      Baxter International, Inc.                                                        9,219,350
                97,400      Dade Behring Holdings Inc. *                                                      6,006,658
               161,580      Fisher Scientific International, Inc. *                                           9,594,620
               166,834      Medtronic, Inc.                                                                   8,792,152
                30,000      Nobel Biocare Holding AG (Switzerland) +                                          6,409,119
               119,400      SonoSite, Inc. *                                                                  3,475,137
               377,600      Trinity Biotech PLC (ADR) (Ireland) *                                               777,856
               144,500      Varian Medical Systems, Inc. *                                                    4,875,430
                                                                                                   ---------------------
                                                                                                             61,237,047
                                                                                                   ---------------------
                            Pharmaceuticals: Generic Drugs (2.3%)
               242,500      IVAX Corp. *                                                                      4,583,250
               308,200      Mylan Laboratories, Inc.                                                          5,085,300
                                                                                                   ---------------------
                                                                                                              9,668,550
                                                                                                   ---------------------

                            Pharmaceuticals: Major (29.0%)
               271,050      Bristol-Myers Squibb Co.                                                          7,047,300
               129,300      GlaxoSmithKline PLC (ADR) (United Kingdom)                                        6,536,115
               206,700      Johnson & Johnson                                                                14,185,821
               306,440      Lilly (Eli) & Co.                                                                17,917,547
                99,600      Novartis AG (ADR) (Switzerland)                                                   4,853,508
               695,168      Pfizer, Inc.                                                                     18,887,715
                50,500      Roche Holding AG (Switzerland) +                                                  6,102,067
               218,200      Sanofi-Aventis (ADR) (France)                                                     9,681,534
               893,600      Schering-Plough Corp.                                                            18,649,432
                96,300      Takeda Pharmaceutical Co., Ltd. (Japan) +                                         4,688,678
               360,900      Wyeth                                                                            16,218,846
                                                                                                   ---------------------
                                                                                                            124,768,563
                                                                                                   ---------------------
                            Pharmaceuticals: Other (2.2%)
               304,200      Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                9,503,208
                                                                                                   ---------------------

                            Services to the Health Industry (1.7%)
               150,200      Laboratory Corp. of America Holdings *                                            7,434,900
                                                                                                   ---------------------

                            TOTAL COMMON STOCKS
                              (Cost $328,888,319)                                                           413,686,713
                                                                                                   ---------------------

      PRINCIPAL
      AMOUNT IN
      THOUSANDS
-----------------------
                            SHORT-TERM INVESTMENT (3.5%)
                            REPURCHASE AGGREEMENT
       $ 15,099             Joint repurchase agreement account 2.945% due 05/02/2005 (dated 04/29/2005;
                            proceeds $15,102,706) (a)
                            (Cost $15,099,000)                                                               15,099,000
                                                                                                   ---------------------

                            TOTAL INVESTMENTS
                              (Cost $343,987,319) (b)                                99.6%                  428,785,713
                            OTHER ASSETS IN EXCESS OF LIABILITIES                     0.4                     1,541,844
                                                                                 --------------    ---------------------
                            NET ASSETS                                              100.0%                 $430,327,557
                                                                                 ==============    =====================


ADR      American Depositary Receipt.
*        Non-income producing security.
+        Securities with total market value equal to $17,199,864 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's
         Trustees.
(a)      Collateralized by federal agency and U.S. Treasury obligations.
(b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $93,740,958 and the aggregate gross unrealized depreciation is $8,942,564, resulting in net unrealized appreciation of
         $84,798,394.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 16, 2005

                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 16, 2005

                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer